Loans and Convertible Bridge Financing (Details) - USD ($)						1 Months Ended				4 Months Ended	12 Months Ended
		Nov. 10, 2018	Oct. 10, 2018	Mar. 08, 2018	Jan. 31, 2018	Jul. 31, 2020	Dec. 31, 2019	Dec. 29, 2018	Aug. 31, 2017	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Aug. 31, 2019	Mar. 31, 2019
Loans and Convertible Bridge Financing (Details) [Line Items]
Percentage of dividend yield					0.00%						0.00%
Expected volatility					59.69%						80.00%
Expected life in years					4 years 9 months
Fair value of warrants amounted											$ 7,011,437	$ (33,382)	$ (2,280,318)
Risk free rate					2.13%						0.14%
Convertible loans	[1]						$ 150,000					150,000
Convertible debt non-current							291,474					291,474
Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Percentage of dividend yield											0.00%
Expected volatility											59.69%
Risk free rate											2.87%
Expected life in years											2 years
Fair value of warrants amounted											$ 79,227	50,510
CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount									$ 905,555
Aggregate subscription amount									774,400
Net of issuance costs									$ 40,600
Warrants to purchase ordinary shares (in Shares)											1,659,971
Exercise price (in Dollars per share)									$ 1		$ 0.17
Warrants liabilities									$ 37,592		$ 492,034
Percentage of dividend yield									0.00%		0.00%
Expected volatility									69.00%		69.00%
Risk free rate									2.16%		2.16%
Expected life in years									4 years 7 months 17 days		4 years 7 months 20 days
Fair value of warrants amounted											$ 970	$ 32
Additional warrants (in Shares)												22,322
CLA August 2017 [Member] | Five Year Warrants [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)									33,332		905,555
Exercise price (in Dollars per share)									$ 1.2		$ 1.2
Purchase of ordinary shares (in Shares)									33,332
CLA August 2017 [Member] | Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Fair value of warrants amounted											$ 108,090	$ 22,027
Convertible Loan Agreement [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Warrants liabilities											$ 42,591
Percentage of dividend yield											0.00%
Expected volatility											59.69%
Risk free rate											2.96%
Expected life in years											3 years 9 months
Fair value of warrants amounted											$ 199,083	11,522
Debt instrument, description			the Company entered into a Convertible Loan Agreement with an existing investor who invested relatively low amounts previously (“CLA October 2018”). Pursuant to this Agreement, the investor provided the Company with a convertible loan in an aggregate principal amount of $1,000,000 at an exercise price as defined in the convertible loan agreement but no less than $0.17. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, (“Additional Loan Amount”) and also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of the Additional Loan Amount provided. In March, April, August and December 2019 such investor invested additional amounts of $500,000, $500,000, $100,000 and $150,000, respectively on the account of the account of the Additional Loan Amount (“CLA March-December 2019”). The Company determined that the $100,000 CLA received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued the investor for the entire $1,250,000 additional investments mentioned above a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018. In July 2020, this investor invested additional $16,748 on the account of the Additional Loan Amount (“CLA July 2020”) and the Company granted the investor warrants to purchase ordinary shares for an aggregate purchase price of $83,740. The terms of that convertible loan and the associated warrants are the same as provided to the CLA October 2018. The CLA October 2018, CLA March-December 2019 and CLA July 2020 were required to be repaid by October 2020. This lender did not exercise its conversion right under the convertible loans prior to their repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loans due to financial difficulties and therefore the Company is was default under those agreements. The option to lend the Additional Loan Amount, the warrants and the additional warrants classified as liability. The fair value of all those instruments aggregated to $500,741 as of October 10, 2018 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.82% risk free rate and 2 expected life in years). As of December 31, 2020 and 2019, the fair value of all the warrants amounted to $5,577,077 and $903,832, respectively. d. On November 10, 2018, the Company entered into several convertible loan agreements with existing shareholders (“CLA November 2018”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $225,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,125,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17. The granted warrants classified as liability at the issuance date, their fair value aggregated to $79,227 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.87% risk free rate and 2 expected life in years). As of December 31, 2019, the fair value of the warrants amounted to $50,510 and were forfeited during 2020. The CLA November 2018 was required to be repaid by November 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under this agreement. e. On December 29, 2018, the Company entered into a convertible loan agreement with a new investor (“CLA December 2018”), whereby they provided the Company with a convertible loan in an aggregate principal loan amount of $400,000. The convertible loan bears an interest rate at Israeli prime plus 4% per annum.								The Company determined that the $100,000 CLA received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued the investor for the entire $1,250,000 additional investments mentioned above a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018.
Convertible loans											$ 3,899,516
Convertible debt non-current											291,474
CLA May 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Loan bears an interest rate and terms, description				pursuant to which the shareholders provided the Company with an 18-month convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan includes a 10% original issue discount and bears interest of 6% per annum. In accordance with the accounting guidance on convertible instruments, the BCF of $15,300 was recognized in additional paid in capital. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value upon issuance date amounted to $65,718 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.80% risk free rate and 5 expected life in years).
CLA July 2020 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Percentage of dividend yield			0.00%
Expected volatility			59.69%
Expected life in years			2 years
Fair value of warrants amounted											$ 5,577,077	903,832
Investor additional amounts						$ 16,748
Aggregate purchase price						83,740
Fair value of instruments aggregated			$ 500,741
Risk free rate			2.82%
CLA November 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount		$ 225,000
Interest rate		4.00%
Aggregate purchase price		$ 1,125,000
Conversion price (in Dollars per share)		$ 0.17
CLA December 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Percentage of dividend yield											0.00%
Expected volatility											59.69%
Risk free rate											2.48%
Expected life in years											2 years
Fair value of warrants amounted											$ 0.17	107,602
Interest rate								4.00%
Conversion price (in Dollars per share)											$ 180,281
Aggregate principal loan								$ 400,000
Finders fee, description											As part of the CLA December 2018 the Company paid a finder’s fee of $40,000 and issued a five-year warrant commencing February 2019 to purchase ordinary shares for an aggregate purchase price of $240,000.
CLA December 2018 [Member] | Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Percentage of dividend yield											0.00%
Expected volatility											59.69%
Risk free rate											2.51%
Expected life in years											5 years
Fair value of warrants amounted											$ 204,242	49,100
Fair value aggregated amount											$ 45,327
CLA January-April 2019 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount										$ 200,000
Percentage of dividend yield											0.00%
Expected volatility											59.69%
Risk free rate											2.11%
Expected life in years											2 years
Fair value of warrants amounted											$ 98,377
Interest rate										4.00%
Aggregate purchase price										$ 1,000,000
Conversion price (in Dollars per share)										$ 0.17
Warrants amount							61,541				$ 430,469	$ 61,541
CLA August-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount							$ 475,000
Percentage of dividend yield											0.00%
Expected volatility											54.50%
Risk free rate											1.60%
Expected life in years											2 years
Fair value of warrants amounted											$ 409,668
Interest rate							4.00%					4.00%
Aggregate purchase price							$ 2,375,000
Conversion price (in Dollars per share)							$ 0.17					$ 0.17
Warrants amount							$ 227,998				$ 1,334,255	$ 227,998
Convertible Notes [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Interest rate														10.00%
Bear interest rate														6.00%
Loan bears an interest rate and terms, description											The notes mature after 14-24 months and may be converted into ordinary shares, subject to the terms of such notes.
Shares converted, description											The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50 and further adjusted in October 2018 to $0.17.
Convertible Notes							98,865				$ 65,745	$ 98,865
Conversion of shares (in Shares)											386,735	576,270
Debt instrument, description											In January and February 2021, $84,758 of the convertible notes were converted into 498,578 ordinary shares.
Investor [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Investor additional amounts						$ 2,000,000	$ 150,000			$ 500,000		$ 150,000			$ 100,000	$ 500,000

[1]	Such amount was collected in January 2020, see Note 8.c. for additional information.